Intangible Assets, Net	12 Months Ended
Dec. 31, 2013
INTANGIBLE ASSETS, NET [Abstract]
Intangible Assets, Net

11. INTANGIBLE ASSETS, NET

The following table summarizes the Company’s intangible assets, net:

	As of December 31, 2013 (in thousands)
	Gross			Net
	Carrying	Accumulated		Carrying
Items	Amount	Amortization	Impairment	Amount
Operating rights for licensed games	$25,588	$(8,083)	$(7,244)	$10,261
Computer software	5,379	(2,672)	(260)	2,447
Developed technologies	36,698	(12,870)	(3,432)	20,396
Trademarks and domain names	18,048	(3,939)	(543)	13,566
Cinema advertising slot rights	87,210	(61,314)	(4,115)	21,781
Others	7,406	(867)	(1,595)	4,944

Total	$180,329	$(89,745)	$(17,189)	$73,395

	As of December 31, 2012 (in thousands)
	Gross			Net
	Carrying	Accumulated		Carrying
Items	Amount	Amortization	Impairment	Amount
Operating rights for licensed games	$14,092	$(4,871)	$(4,223)	$4,998
Computer software	3,151	(1,589)	(260)	1,302
Developed technologies	27,289	(7,569)	(2,476)	17,244
Trademarks and domain names	9,215	(3,132)	(527)	5,556
Cinema advertising slot rights	71,064	(42,620)	(3,992)	24,452
Others	2,347	(714)	(936)	697

Total	$127,158	$(60,495)	$(12,414)	$54,249

The amortization expense for intangible assets was $17.7 million, $23.4 million and $26.8 million, respectively, for the years ended December 31, 2011, 2012 and 2013.

As of December 31, 2013, amortization expense of intangible assets for future years is expected to be as follows:

Amortization expense of intangible assets (in thousands)
2014	$32,327
2015	17,592
2016	8,507
2017	2,483
2018	2,427
Thereafter	10,059

Total expected amortization expense	$73,395